Investments (Investee Summarized Financial Information) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 09, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 666	$ 1,265	$ 1,254
Operating Expenses	(1,285)	(2,644)	(3,645)
Operating loss	(619)	(1,379)	(2,391)
Net loss from continuing operations before non-controlling interests	(1,102)	(1,744)	(2,856)
Net loss from discontinued operations before non-controlling interests	$ 0	$ (168)	$ (82)